Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - US Dollars - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Value at risk	€ 40	€ 130
Minimum
Guarantees, commitments and risks
Value at risk	40	50
Maximum
Guarantees, commitments and risks
Value at risk	130	140
Average
Guarantees, commitments and risks
Value at risk	€ 80	€ 110